Loans and advances to customers - Breakdown of loans (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Financial instruments received as collateral	$ 111,937	$ 55,483
Gross carrying amount
Financial instruments
Loans and advances to customers.	698,152	631,967
Fixed interest rate | Gross carrying amount
Financial instruments
Loans and advances to customers.	255,571	245,530
Floating interest rate | Gross carrying amount
Financial instruments
Loans and advances to customers.	442,581	386,437
Mexico. | Gross carrying amount
Financial instruments
Loans and advances to customers.	698,152	631,967
Public sector | Gross carrying amount
Financial instruments
Loans and advances to customers.	59,547	49,294
Individuals | Gross carrying amount
Financial instruments
Loans and advances to customers.	257,132	241,951
Communications and transportation | Gross carrying amount
Financial instruments
Loans and advances to customers.	33,373	31,339
Construction | Gross carrying amount
Financial instruments
Loans and advances to customers.	45,333	29,386
Manufacturing | Gross carrying amount
Financial instruments
Loans and advances to customers.	65,273	60,261
Services | Gross carrying amount
Financial instruments
Loans and advances to customers.	185,382	189,846
Tourism | Gross carrying amount
Financial instruments
Loans and advances to customers.	21,870	14,008
Other sectors | Gross carrying amount
Financial instruments
Loans and advances to customers.	30,242	15,882
Commercial, financial and industrial loans | Gross carrying amount
Financial instruments
Loans and advances to customers.	365,438	329,098
Public sector loans | Gross carrying amount
Financial instruments
Loans and advances to customers.	59,547	49,294
Mortgage loans | Gross carrying amount
Financial instruments
Loans and advances to customers.	137,404	126,835
Reverse repurchase agreements | Gross carrying amount
Financial instruments
Loans and advances to customers.	9,093	5,618
Installment loans to individuals - Revolving consumer credit cards loans | Gross carrying amount
Financial instruments
Loans and advances to customers.	54,511	52,037
Installment loans to individuals - Non-revolving consumer loans | Gross carrying amount
Financial instruments
Loans and advances to customers.	53,730	50,953
Impaired loans | Gross carrying amount
Financial instruments
Loans and advances to customers.	18,429	18,132
Reverse repurchase agreement transactions | Debt instruments. | Other financial assets at fair value through profit or loss category
Financial instruments
Financial instruments received as collateral	$ 9,103	$ 5,618